Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Deferred income tax (recovery) expense	$ (35.2)	$ 22.7
Net income before income taxes	$ 339.5	$ 405.9
Statutory tax rate (as a percent)	26.50%	26.60%
Tax expense at statutory rate	$ 90.0	$ 108.0
Change in unrecognized deductible temporary differences	(6.4)	(0.1)
Income/expenses not taxed	(4.2)	(4.3)
Differences in foreign statutory tax rates	(66.0)	(42.8)
Differences due to changing future tax rates	(0.8)	(1.0)
Foreign withholding tax		0.3
Temporary differences subject to initial recognition exemption	0.6	1.5
Other	0.1	0.2
Income tax expense	$ 13.3	$ 61.8